LAND USE RIGHT, NET (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
LAND USE RIGHT, NET
Land use right			$ 12,232,519	¥ 85,160,348	¥ 85,160,348
Less: accumulated amortization			(3,449,018)	(24,011,374)	(22,570,692)
Less: land use right, net, held-for-sale			(8,783,501)	(61,148,974)
Net book value	$ 0	¥ 0	$ 0	¥ 0	¥ 62,589,656